SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants Outstanding Shares	347,169,154	278,333,333	170,000,000	20,000,000
Warrants Outstanding Life (Years)	2 years 11 months 8 days	2 years 6 months 10 days
Warrants Outstanding Weighted Average Exercise Price	$ 0.0188	$ 0.03
Warrants Exercisable Shares	347,169,154	278,333,333
Warrants Exercisable Weighted Average Exercise Price	$ 0.0188	$ 0.03
Warrant One [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price Per Share	$ 0.0045	$ 0.0045
Warrants Outstanding Shares	168,835,821	100,000,000
Warrants Outstanding Life (Years)	4 years 10 months 6 days	4 years 6 months 29 days
Warrants Outstanding Weighted Average Exercise Price	$ 0.0045	$ 0.0045
Warrants Exercisable Shares	168,835,821	100,000,000
Warrants Exercisable Weighted Average Exercise Price	$ 0.0045	$ 0.0045
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price Per Share	$ 0.03	$ 0.03
Warrants Outstanding Shares	158,333,333	158,333,333
Warrants Outstanding Life (Years)	1 year 3 months 3 days	1 year 6 months 3 days
Warrants Outstanding Weighted Average Exercise Price	$ 0.03	$ 0.03
Warrants Exercisable Shares	158,333,333	158,333,333
Warrants Exercisable Weighted Average Exercise Price	$ 0.03	$ 0.03
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding Exercise Price Per Share	$ 0.05	$ 0.05
Warrants Outstanding Shares	20,000,000	20,000,000
Warrants Outstanding Life (Years)	1 month 13 days	4 months 13 days
Warrants Outstanding Weighted Average Exercise Price	$ 0.05	$ 0.05
Warrants Exercisable Shares	20,000,000	20,000,000
Warrants Exercisable Weighted Average Exercise Price	$ 0.05	$ 0.02